Organization and Nature of Business (Details)				12 Months Ended			24 Months Ended
	Apr. 13, 2016 USD ($) shares	Mar. 17, 2016 USD ($) shares	Jul. 23, 2015 shares	Dec. 31, 2016 USD ($) segment shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Each ADS as ordinary share | shares		0.5
Issuance of shares (in shares) | shares				4,080,000	3,214,000
Proceeds from issuance of ordinary sharres	$ 8,910,000	$ 101,250,000		$ 110,586,000	$ 1,374,000	$ 2,680,000
Issuance costs				12,906,000	1,321,000		$ 14,227,000
Accumulated losses				(80,357,000)	(92,040,000)		(80,357,000)
Cash and cash equivalents				79,431,000	31,941,000	38,946,000	79,431,000	$ 46,863,000
Short-term investments				24,270,000	0		24,270,000
Unutilized bank borrowing facilities				70,000,000	6,923,000		$ 70,000,000
Dividend received from equity investees				30,528,000	6,410,000	15,949,000
Loss from operations				$ (46,697,000)	$ (9,771,000)	$ (18,259,000)
Ordinary Shares
Segment Reporting Information [Line Items]
Issuance of shares (in shares) | shares	330,000	3,750,000	3,214,404
ADS
Segment Reporting Information [Line Items]
Each ADS as ordinary share | shares	660,000	7,500,000
Issuance of shares (in shares) | shares	330,000	3,750,000
Subsegments | Commercial Platform
Segment Reporting Information [Line Items]
Number of Commercial Platform core business areas | segment				2